VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Brazil: 0.8%
220,247	(1)	StoneCo Ltd.	$ 13,483,521	0.8

		China: 4.1%
792,170	(1)	JD.com, Inc. ADR	66,803,696	4.1

		Denmark: 0.3%
87,818		Ambu A/S	4,124,163	0.3
6,672	(1),(2)	Ascendis Pharma A/S ADR	859,887	0.0
			4,984,050	0.3

		France: 8.3%
22,927		Dassault Systemes SE	4,900,409	0.3
58,961		Kering SA	40,686,638	2.5
133,728		LVMH Moet Hennessy Louis Vuitton SE	89,324,149	5.5
			134,911,196	8.3

		Germany: 2.3%
309,191		SAP SE	37,924,479	2.3

		India: 3.7%
9,045,466		DLF Ltd.	35,670,848	2.2
1,530,544	(1),(2)	ICICI Bank Ltd. ADR	24,534,621	1.5
			60,205,469	3.7

		Italy: 0.3%
99,399	(1)	Brunello Cucinelli SpA	4,274,838	0.3

		Japan: 14.7%
568,800		Capcom Co., Ltd.	18,503,641	1.1
76,900		Fanuc Ltd.	18,487,308	1.1
84,304		Keyence Corp.	38,422,074	2.4
556,700		Murata Manufacturing Co., Ltd.	44,811,818	2.8
491,100		Nidec Corp.	59,878,759	3.7
288,800		Omron Corp.	22,622,401	1.4
237,641		Takeda Pharmaceutical Co., Ltd.	8,662,530	0.5
204,100		TDK Corp.	28,412,303	1.7
			239,800,834	14.7

		Netherlands: 3.4%
402,301	(1)	Airbus SE	45,628,079	2.8
16,340		ASML Holding NV	10,025,757	0.6
			55,653,836	3.4

		Spain: 1.3%
620,050		Industria de Diseno Textil SA	20,486,498	1.3

		Sweden: 3.4%
823,040		Assa Abloy AB	23,687,417	1.5
514,135		Atlas Copco AB - A Shares	31,345,398	1.9
			55,032,815	3.4

		Switzerland: 0.5%
22,221	(1)	Zur Rose Group AG	8,372,745	0.5

		United Kingdom: 2.9%
473,963	(1),(2)	Farfetch Ltd. - Class A	25,129,519	1.6
993,370		Prudential PLC	21,161,417	1.3
			46,290,936	2.9

		United States: 53.3%
133,828	(1)	Adobe, Inc.	63,617,816	3.9
238,710		Agilent Technologies, Inc.	30,349,589	1.9
79,072	(1)	Alphabet, Inc. - Class A	163,087,581	10.0
4,735	(1)	Amazon.com, Inc.	14,650,469	0.9
22,171		Analog Devices, Inc.	3,438,279	0.2
755,247	(1)	Avantor, Inc.	21,849,296	1.3
85,628	(1)	Blueprint Medicines Corp.	8,325,610	0.5
215,415	(1)	Boston Scientific Corp.	8,325,790	0.5
52,304	(1),(2)	Castle Biosciences, Inc.	3,580,732	0.2
24,233	(1)	Charles River Laboratories International, Inc.	7,023,450	0.4
90,298	(1),(2)	Dun & Bradstreet Holdings, Inc.	2,149,995	0.1
101,496		Electronic Arts, Inc.	13,739,514	0.9
134,722		Equifax, Inc.	24,402,196	1.5
263,607	(1)	Facebook, Inc.- Class A	77,640,170	4.8
38,144	(1)	Fate Therapeutics, Inc.	3,144,973	0.2
151,436		Fidelity National Information Services, Inc.	21,293,416	1.3
28,756	(1)	Illumina, Inc.	11,044,029	0.7
178,056		Intuit, Inc.	68,206,131	4.2
159,478	(1),(2)	Ionis Pharmaceuticals, Inc.	7,170,131	0.4
45,824	(1)	IQVIA Holdings, Inc.	8,850,447	0.5
16,141		Marriott International, Inc.	2,390,644	0.2
500,414		Maxim Integrated Products	45,722,827	2.8
70,283		Microsoft Corp.	16,570,623	1.0
240,537	(1),(2)	Nuance Communications, Inc.	10,497,035	0.7
179,538	(1)	PayPal Holdings, Inc.	43,599,008	2.7
75,958	(2)	Pegasystems, Inc.	8,685,038	0.5
144,435	(1),(2)	Phathom Pharmaceuticals, Inc.	5,424,979	0.3
32,137	(1)	Qualtrics International, Inc.	1,057,629	0.1
195,376		S&P Global, Inc.	68,942,329	4.2
57,958	(1),(2)	Sage Therapeutics, Inc.	4,338,156	0.3
7,478	(1),(2)	Twist Bioscience Corp.	926,225	0.1
132,669	(1),(2)	Uniqure B.V.	4,469,619	0.3
179,007		United Parcel Service, Inc. - Class B	30,429,400	1.9
213,099	(1)	Veracyte, Inc.	11,454,071	0.7
79,092		Visa, Inc. - Class A	16,746,149	1.0
186,097	(1)	Walt Disney Co.	34,338,618	2.1
			867,481,964	53.3

	Total Common Stock
	(Cost $602,925,963)		1,615,706,877	99.3

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		India: 0.0%
2,598,630	(1)	Zee Entertainment Enterprises Ltd.	$ 67,531	0.0

	Total Preferred Stock
	(Cost $335,416)		67,531	0.0

	Total Long-Term Investments
	(Cost $603,261,379)		1,615,774,408	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
		Repurchase Agreements: 3.2%
3,152,917	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $3,152,919, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,215,975, due 06/01/21-04/01/51)	3,152,917	0.2
2,308,021	(3)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $2,308,024, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $2,354,181, due 01/01/25-10/01/50)	2,308,021	0.1
2,190,019	(3)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $2,190,032, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $2,299,520, due 05/20/22-04/01/40)	2,190,019	0.1
12,844,162	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $12,844,169, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $13,101,045, due 04/15/21-02/20/71)	12,844,162	0.8
2,543,879	(3)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $2,543,883, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,594,763, due 04/13/21-02/15/48)	2,543,879	0.2
9,349,814	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $9,349,817, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $9,536,811, due 05/15/23-09/15/57)	9,349,814	0.6
3,557,300	(3)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $3,557,305, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,628,447, due 07/01/22-03/01/51)	3,557,300	0.2

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,060,127	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $4,060,130, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $4,141,334, due 06/01/21-02/20/71)	$ 4,060,127	0.2
2,910,058	(3)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $2,910,063, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $2,976,857, due 01/31/22-02/15/41)	2,910,058	0.2
9,889,621	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $9,889,645, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,087,447, due 07/15/23-02/15/48)	9,889,621	0.6

	Total Repurchase Agreements
	(Cost $52,805,918)		52,805,918	3.2

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 0.9%
11,102,031	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	11,102,031	0.7
1,659,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,659,000	0.1
1,360,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	$ 1,360,000	0.1
	Total Mutual Funds
	(Cost $14,121,031)		14,121,031	0.9

	Total Short-Term Investments
	(Cost $66,926,949)		66,926,949	4.1

	Total Investments in Securities (Cost $670,188,328)		$ 1,682,701,357	103.4
	Liabilities in Excess of Other Assets		(55,306,784)	(3.4)
	Net Assets		$ 1,627,394,573	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	30.7%
Communication Services	18.9
Consumer Discretionary	16.2
Industrials	14.5
Health Care	9.2
Financials	7.1
Real Estate	2.2
Consumer Staples	0.5
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Brazil	$13,483,521	$–	$–	$13,483,521
China	66,803,696	–	–	66,803,696
Denmark	859,887	4,124,163	–	4,984,050
France	–	134,911,196	–	134,911,196
Germany	–	37,924,479	–	37,924,479
India	24,534,621	35,670,848	–	60,205,469
Italy	–	4,274,838	–	4,274,838
Japan	–	239,800,834	–	239,800,834
Netherlands	–	55,653,836	–	55,653,836
Spain	–	20,486,498	–	20,486,498
Sweden	–	55,032,815	–	55,032,815
Switzerland	–	8,372,745	–	8,372,745
United Kingdom	25,129,519	21,161,417	–	46,290,936
United States	867,481,964	–	–	867,481,964
Total Common Stock	998,293,208	617,413,669	–	1,615,706,877
Preferred Stock	67,531	–	–	67,531
Short-Term Investments	14,121,031	52,805,918	–	66,926,949
Total Investments, at fair value	$1,012,481,770	$670,219,587	$–	$1,682,701,357

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $676,246,551.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,011,492,786
Gross Unrealized Depreciation	(4,986,970)

Net Unrealized Appreciation	$1,006,505,816